Goodwill and Other Intangibles (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Other Intangibles
Schedule of components of intangible assets other than goodwill

	2017			2016
	Carrying		Carrying	Carrying		Carrying
	Amount,	Accumulated	Amount,	Amount,	Accumulated	Amount,
Description	Gross	Amortization	Net	Gross	Amortization	Net
Finite‑lived intangible assets:
Marketed products	$3,151.2	$(599.8)	$2,551.4	$2,815.5	$(404.4)	$2,411.1
Other	54.1	(29.9)	24.2	70.8	(41.1)	29.7
Total finite‑lived intangible assets	3,205.3	(629.7)	2,575.6	2,886.3	(445.5)	2,440.8
Indefinite‑lived intangible assets:
Acquired in‑process research and development	97.2	—	97.2	180.2	—	180.2
Other intangibles	$3,302.5	$(629.7)	$2,672.8	$3,066.5	$(445.5)	$2,621.0

Schedule of estimated amortization expense

	2018	2019	2020	2021	2022
Estimated amortization expense	$196.5	$196.2	$196.2	$195.4	$193.6